Loans and financing - Additional Information (Details)	Dec. 13, 2018	Dec. 11, 2015	Oct. 28, 2014
Loan - BNDES bank maturing 2027
Disclosure of detailed information about borrowings [line items]
General indebtedness to total assets ratio	60.00%
Net debt to EBITDA ratio	2.00%
Notification period when financial covenants are breached	120 days
Minimum percentage of guarantees at an amount corresponding to the financing value or deriving debt	130.00%
Loan - BNDES bank maturing 2021
Disclosure of detailed information about borrowings [line items]
General indebtedness to total assets ratio			60.00%
Net debt to EBITDA ratio			2.00%
Percentage of EBITDA to net operating income			20.00%
Notification period when financial covenants are breached			180 days
Minimum percentage of guarantees at an amount corresponding to the financing value or deriving debt			130.00%
Loan - BNDES bank maturing 2022
Disclosure of detailed information about borrowings [line items]
General indebtedness to total assets ratio		60.00%
Net debt to EBITDA ratio		2.00%
Percentage of EBITDA to net operating income		20.00%
Notification period when financial covenants are breached		180 days
Minimum percentage of guarantees at an amount corresponding to the financing value or deriving debt		130.00%